Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 13: - RELATED PARTY BALANCES AND TRANSACTIONS

a.	The Company carries out transactions with related parties as detailed below.

1.	Certain premises occupied by the Company and its U.S. subsidiary are rented from related parties in which Mr. Zisapel holds an interest (see also Note 9). The aggregate net amounts of lease and related maintenance expenses were $863, $912 and $967 in 2020, 2019 and 2018, respectively. Following the adoption of ASC 842 commencing January 1, 2019, the Company also recorded operating lease right-of use assets and operating lease liabilities related to such lease and maintenance expenses which are presented in Note 13e below.

2.	The Company is a party to a reseller agreement with Allot Communications Inc, (“Allot”) giving Allot the right to distribute the Company’s products. Until January 2019, Zohar Zisapel, a member of the Company’s board of directors held an interest in Allot, making it a related party. As of January 2019, Mr. Zisapel divested all of his interest in Allot and therefore Allot is no longer a related party.

Revenues related to this reseller agreement are included in Note 13f below as “revenues”. For the years ended December 31, 2018 revenues aggregated to amounts of $73.

3.	Mr. Zisapel also holds an interest in and serves as director for various entities known as the RAD-BYNET Group. Certain entities within the RAD-BYNET Group provide the Company and its U.S. subsidiary with administrative and IT services. The aggregate amounts of administrative and IT services provided were $30, $49 and $32 in 2020, 2019 and 2018, respectively. Such amounts expensed by the Company are disclosed in Note 13f below as part of “Expenses” and “Capital expenses”.

4.	From time to time, the Company also purchases certain products and services from members of the RAD-BYNET Group. No such purchases were made in 2019, however, in 2020 and 2018, the aggregate amounts of such purchases were approximately $19 and $2, respectively. Such amounts expensed by the Company are disclosed in Note 13f below as part of “Expenses”.

b.	The executive chairman of the Board, Ms. Rachel (Heli) Bennun (the “Executive Chairman”) is, among other things, Mr. Zisapel’s significant other. The Executive Chairman is entitled to a fixed monthly salary. During the years ended December 31, 2020, 2019 and 2018 the Company recorded salary expenses with respect to the Executive Chairman in the amount of $112, $108 and $108, respectively. Such amounts expensed by the Company are disclosed in Note 13f below as part of “Expenses”.

c.	Between 2015 and March 2019, the Company entered into several agreements with Amdocs Software Systems Limited (“Amdocs”) for the sale of the Company’s solutions and services. Until January 31, 2019, Mr. Zisapel served as a member of the board of directors of Amdocs. As of January 31, 2019, Amdocs is no longer considered a related party.

Revenues related to this reseller agreement are included in Note 13f below as “Revenues”.

For the year ended December 31, 2018 revenues aggregated to $16,296.

d.	The Company’s Chief Financial Officer is a member of the board of directors and chairman of the audit committee of Matrix IT Ltd. (“Matrix”). Accordingly, as of October 2019, Matrix is considered a related party. The Company has entered into certain limited term engagements with Matrix or its affiliated companies in connection with specific development projects and/or use of software platform. The aggregate amount of services provided by Matrix or its affiliates, as a related party, aggregated to $67 and $288 during the years ended December 31, 2020 and 2019, respectively. Such amount expensed by the Company is disclosed in Note 13f below as part of “Expenses”.

e.	Balances with related parties:

	December 31,
	2020	2019
Assets:

Other accounts receivable and prepaid expenses	$-	$43
Operating lease right-of-use assets	$1,997	$4,499

Liabilities:

Trade payables	$76	$105
Other liabilities and accrued expenses	$49	$40
Operating lease liabilities - current	$671	$816
Operating lease liabilities – non-current	$1,352	$4,016

f.	Transactions with related parties:

	Year ended December 31,
	2020	2019	2018

Revenues	$-	$-	$16,369

Expenses (1):

Cost of revenues	$215	$320	$163

Operating expenses:

Research and development, net	$653	$829	$507
Sales and marketing	$191	$172	$212
General and administrative	$206	$211	$191

Capital expenses	$-	$12	$40

(1)	Including utilities expenses charged to the related party and reimbursed by the Company.